[On Chapman and Cutler LLP Letterhead]

December 21, 2010

Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re:                                                                                                                                       Destra Investment Trust
(Registration Nos. 333-167073 and 811-22417)

Ladies and Gentlemen:

On behalf of Destra Investment Trust (the “Registrant”), we are transmitting Pre-Effective Amendment No. 1 and Amendment No. 1 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to the Destra Global L-Series Fund, Destra International L-Series Fund and Destra US All Cap L-Series Fund, each a series of the Registrant.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp
By: /s/ Morrison C. Warren
Morrison C. Warren

Enclosures